First Sentier Global Listed Infrastructure Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Airport Services - 7.7%
Beijing Capital International Airport Co. Ltd. - Class H (a)	3,300,000	$1,204,758
Flughafen Zurich AG	15,208	3,661,231
Grupo Aeroportuario del Pacifico SAB de CV - Class B	189,605	3,499,119
Japan Airport Terminal Co. Ltd.	50,400	1,636,884
		10,001,992

Construction & Engineering - 2.3%
Vinci SA	27,498	2,975,632

Electric Utilities - 24.8%
American Electric Power Co., Inc.	67,504	6,639,694
Duke Energy Corp.	45,257	5,068,331
Evergy, Inc.	45,672	2,930,772
Eversource Energy	55,765	3,216,525
Exelon Corp.	76,580	3,063,200
NextEra Energy, Inc.	55,860	3,997,342
PG&E Corp.	141,575	2,215,649
Xcel Energy, Inc.	75,156	5,050,483
		32,181,996

Environmental & Facilities Services - 1.0%
GFL Environmental, Inc.	31,223	1,346,648

Gas Utilities - 4.6%
AltaGas Ltd.	63,500	1,465,435
ENN Energy Holdings Ltd.	400,200	2,724,183
UGI Corp.	56,775	1,744,696
		5,934,314

Highways & Railtracks - 14.7%
Atlas Arteria Ltd.	1,049,584	3,277,286
CCR SA	1,661,500	3,195,602
Getlink SE	270,652	4,329,704
Promotora y Operadora de Infraestructura SAB de CV	238,297	2,217,719
Transurban Group	735,121	6,055,263
		19,075,574

Independent Power Producers & Energy Traders - 1.9%
AES Corp.	58,220	640,420
RWE AG	61,130	1,894,339
		2,534,759

Integrated Telecommunication Services - 1.0%
Infrastrutture Wireless Italiane SpA (b)	131,090	1,362,894

Multi-Utilities - 12.5%
Dominion Energy, Inc.	70,569	3,922,931
Hera SpA	449,974	1,645,487
National Grid PLC	608,195	7,378,137
Public Service Enterprise Group, Inc.	39,832	3,327,565
		16,274,120

Oil & Gas Storage & Transportation - 9.4%
Cheniere Energy, Inc.	21,668	4,846,048
DT Midstream, Inc.	11,780	1,190,722
ONEOK, Inc.	37,256	3,620,166
Targa Resources Corp.	12,754	2,509,987
		12,166,923

Rail Transportation - 13.0%
CSX Corp.	129,318	4,250,683
Norfolk Southern Corp.	21,210	5,414,913
Union Pacific Corp.	15,639	3,875,188
West Japan Railway Co.	184,200	3,388,442
		16,929,226

Water Utilities - 1.4%
Severn Trent PLC	57,617	1,799,448
TOTAL COMMON STOCKS (Cost $120,452,417)		122,583,526

REAL ESTATE INVESTMENT TRUSTS - 4.4%	Shares	Value
Telecom Tower REITs - 4.4%
American Tower Corp.	25,607	4,736,014
SBA Communications Corp.	5,428	1,072,356
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,374,265)		5,808,370

TOTAL INVESTMENTS - 98.7% (Cost $126,826,682)		128,391,896
Other Assets in Excess of Liabilities - 1.3%		1,636,912
TOTAL NET ASSETS - 100.0%		$130,028,808
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $1,362,894 or 1.0% of the Fund’s net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

First Sentier Global Listed Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,249,838	$43,333,688	$–	$122,583,526
Real Estate Investment Trusts	5,808,370	–	–	5,808,370
Total Investments	$85,058,208	$43,333,688	$–	$128,391,896

Allocation of Portfolio Holdings by Country as of January 31, 2025
(% of Net Assets)
United States	$73,333,685	56.4%
Australia	9,332,549	7.2
United Kingdom	9,177,585	7.1
France	7,305,336	5.6
Mexico	5,716,838	4.4
Japan	5,025,326	3.9
China	3,928,941	3.0
Switzerland	3,661,231	2.8
Brazil	3,195,602	2.4
Italy	3,008,381	2.3
Canada	2,812,083	2.2
Germany	1,894,339	1.4
Other Assets in Excess of Liabilities	1,636,912	1.3
	$130,028,808	100.0%